Note 20 - Fair Value Measurements - Assets Measured at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Asset fair value		$ 7,806	$ 12,113
Fair value gain (loss)		(563)	(638)
Fair Value, Inputs, Level 1 [Member]
Asset fair value		0	0
Fair Value, Inputs, Level 2 [Member]
Asset fair value		7,806	12,113
Fair Value, Inputs, Level 3 [Member]
Asset fair value		0	0
Loans Held for Sale [Member]
Asset fair value		2,009	3,779
Fair value gain (loss)		14	(3)
Loans Held for Sale [Member] | Fair Value, Inputs, Level 1 [Member]
Asset fair value		0	0
Loans Held for Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Asset fair value		2,009	3,779
Loans Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Asset fair value		0	0
Mortgage Servicing Rights [Member]
Asset fair value		1,604	1,499
Fair value gain (loss)		0	0
Mortgage Servicing Rights [Member] | Fair Value, Inputs, Level 1 [Member]
Asset fair value		0	0
Mortgage Servicing Rights [Member] | Fair Value, Inputs, Level 2 [Member]
Asset fair value		1,604	1,499
Mortgage Servicing Rights [Member] | Fair Value, Inputs, Level 3 [Member]
Asset fair value		0	0
Loans Receivable [Member]
Asset fair value	[1]	3,582	4,790
Fair value gain (loss)	[1]	(380)	(373)
Loans Receivable [Member] | Fair Value, Inputs, Level 1 [Member]
Asset fair value	[1]	0	0
Loans Receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Asset fair value	[1]	3,582	4,790
Loans Receivable [Member] | Fair Value, Inputs, Level 3 [Member]
Asset fair value	[1]	0	0
Real Estate Net [Member]
Asset fair value	[2]	611	2,045
Fair value gain (loss)	[2]	(197)	(262)
Real Estate Net [Member] | Fair Value, Inputs, Level 1 [Member]
Asset fair value	[2]	0	0
Real Estate Net [Member] | Fair Value, Inputs, Level 2 [Member]
Asset fair value	[2]	611	2,045
Real Estate Net [Member] | Fair Value, Inputs, Level 3 [Member]
Asset fair value	[2]	$ 0	$ 0

[1]	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
[2]	Represents the fair value and related losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.